                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2007
Check here if Amendment  [   ]; Amendment Number:_____
    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Tupelo Capital Management, L.L.C.
Address:          12 East 49th Street
                  New York, New York 10017

Form 13F File Number: 028-04729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             LuLu C. Wang
Title:            Principal
Phone:            212-755-3700

Signature, Place and Date of Signing:

/s/ LULU C. WANG                New York, New York             May 8, 2007
[Signature]                       [City, State]                  [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                           Name

         28- ________________              Tupelo Capital Services, L.L.C.

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report summary:

Number of Other Included Managers:                        0
                                            ---------------------------

Form 13F  Information Table Entry Total:                 95
                                            ---------------------------

Form 13F  Information Table Value Total:           $219,679,569
                                            ---------------------------
                                                    (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]


         No.             Form 13F File Number            Name
         ---             --------------------            ----

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                          PERIOD ENDED: MARCH 31, 2007

COLUMN 1                     COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------------------------------------------------------------------------------------------------
                             TITLE OF             VALUE     SHRS OR  SH / PUT / INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP    [x$1000]   PRN AMT  PRN  CALL  DISCRETION MANAGERS    SOLE   SHARED NONE
-------------------------------------------------------------------------------------------------------------------------
ACCENTURE LTD-CL A           COM        2763958 $2,262,298    58,700  SH             x         1       58,700
ADOBE SYSTEMS INC            COM      00724F101 $3,727,980    89,400  SH             x         1       89,400
AKAMAI TECHNOLOGIES          COM      00971T101 $2,146,560    43,000  SH             x         1       43,000
ALLEGHENY TECHNOLOGIES INC   COM      01741R102 $2,517,884    23,600  SH             x         1       23,600
AMDOCS LTD                   COM        2256908 $2,487,936    68,200  SH             x         1       68,200
AMERICAN EXPRESS CO          COM      025816109 $1,071,600    19,000  SH             x         1       19,000
AMERICAN INTERNATIONAL GROUP COM      026874107 $2,554,360    38,000  SH             x         1       38,000
APPLE INC                    COM      037833100 $4,338,897    46,700  SH             x         1       46,700
ARCHER-DANIELS-MIDLAND CO    COM      039483102 $1,335,880    36,400  SH             x         1       36,400
AUTODESK INC                 COM      052769106 $3,124,560    83,100  SH             x         1       83,100
AUTOMATIC DATA PROCESSING    COM      053015103 $2,289,320    47,300  SH             x         1       47,300
BEA SYSTEMS INC              COM      073325102 $2,793,190   241,000  SH             x         1      241,000
BEST BUY CO INC              COM      086516101 $2,221,632    45,600  SH             x         1       45,600
BHP BILLITON LTD-SPON ADR    ADR      088606108 $1,250,010    25,800  SH             x         1       25,800
BIGBAND NETWORKS INC         COM      089750509 $1,269,705    70,500  SH             x         1       70,500
BOEING CO                    COM      097023105 $3,102,959    34,900  SH             x         1       34,900
BUNGE LTD                    COM        2788713 $2,104,832    25,600  SH             x         1       25,600
CATERPILLAR INC              COM      149123101 $1,896,949    28,300  SH             x         1       28,300
CENTEX CORP                  COM      152312104 $1,746,404    41,800  SH             x         1       41,800
CIA VALE DO RIO DOCE- ADR    ADR      204412209 $2,992,491    80,900  SH             x         1       80,900
CISCO SYSTEMS INC            COM      17275R102 $3,186,144   124,800  SH             x         1      124,800
CIT GROUP INC                COM      125581108 $2,667,168    50,400  SH             x         1       50,400
CLEAR MEDIA LTD              COM        6424303 $1,294,368 1,191,100  SH             x         1    1,191,100
COACH INC                    COM      189754104 $2,672,670    53,400  SH             x         1       53,400
CORNING INC                  COM      219350105 $2,335,398   102,700  SH             x         1      102,700
COVANCE INC                  COM      222816100 $1,477,566    24,900  SH             x         1       24,900
DEERE & CO                   COM      244199105 $3,074,512    28,300  SH             x         1       28,300
DICK'S SPORTING GOODS INC    COM      253393102 $2,126,490    36,500  SH             x         1       36,500
DU PONT (E.I.) DE NEMOURS    COM      263534109 $3,390,898    68,600  SH             x         1       68,600
ELECTRONIC ARTS INC          COM      285512109 $2,638,864    52,400  SH             x         1       52,400
EMERSON ELECTRIC CO          COM      291011104 $2,615,563    60,700  SH             x         1       60,700
ESCADA AG                    COM        4317193 $1,924,593    40,407  SH             x         1       40,407
ESPRIT HOLDINGS LTD          COM        6321642 $3,344,337   285,100  SH             x         1      285,100
EVERCORE PARTNERS INC-CL A   COM      29977A105 $1,041,746    33,400  SH             x         1       33,400
FOCUS MEDIA HOLDING-ADR      ADR      34415V109 $3,318,858    42,300  SH             x         1       42,300
FORTRESS INVESTMENT GRP-CL A COM      34958B106 $1,359,432    47,400  SH             x         1       47,400
GENENTECH INC                COM      368710406 $2,783,868    33,900  SH             x         1       33,900
GENERAL ELECTRIC CO          COM      369604103 $  937,040    26,500  SH             x         1       26,500
GILEAD SCIENCES INC          COM      375558103 $2,399,145    31,300  SH             x         1       31,300
GOOGLE INC-CL A              COM      38259P508 $3,207,120     7,000  SH             x         1        7,000
HONEYWELL INTERNATIONAL INC  COM      438516106 $3,196,564    69,400  SH             x         1       69,400
HONG KONG EXCHANGES & CLEAR  COM        6267359 $2,922,031   299,800  SH             x         1      299,800
HUTCHISON WHAMPOA LTD        COM        6448068 $2,033,276   211,390  SH             x         1      211,390
INFOSYS TECHNOLOGIES-SP ADR  ADR      456788108 $2,100,450    41,800  SH             x         1       41,800

INTERCONTINENTALEXCHANGE INC COM      45865V100 $3,055,250    25,000  SH             x         1       25,000
J CREW GROUP INC             COM      46612H402 $2,229,435    55,500  SH             x         1       55,500
JOY GLOBAL INC               COM      481165108 $2,121,405    49,450  SH             x         1       49,450
JPMORGAN CHASE & CO          COM      46625H100 $3,047,940    63,000  SH             x         1       63,000
LEVEL 3 COMMUNICATIONS INC   COM      52729N100 $3,220,190   527,900  SH             x         1      527,900
LI & FUNG LTD                COM        6286257 $2,649,817   843,300  SH             x         1      843,300
LIFE TIME FITNESS INC        COM      53217R207 $2,015,272    39,200  SH             x         1       39,200
LMS MEDICAL SYSTEMS INC      COM      502089105 $  612,750   645,000  SH             x         1      645,000
LOWE'S COS INC               COM      548661107 $2,556,988    81,200  SH             x         1       81,200
MANNKIND CORP                COM      56400P201 $1,727,440   120,800  SH             x         1      120,800
MANPOWER INC                 COM      56418H100 $2,146,707    29,100  SH             x         1       29,100
MARVELL TECHNOLOGY GROUP LTD COM        2594653 $2,518,138   149,800  SH             x         1      149,800
MASTERCARD INC-CLASS A       COM      57636Q104 $1,062,400    10,000  SH             x         1       10,000
MERRILL LYNCH & CO INC       COM      590188108 $2,809,448    34,400  SH             x         1       34,400
MIZUHO FINANCIAL GROUP INC   COM        6591014 $2,081,306       323  SH             x         1          323
MONSANTO CO                  COM      61166W101 $3,907,656    71,100  SH             x         1       71,100
MOODY'S CORP                 COM      615369105 $1,632,178    26,300  SH             x         1       26,300
MORGAN STANLEY               COM      617446448 $3,315,796    42,100  SH             x         1       42,100
NIDEC CORP                   COM        6640682 $1,387,214    21,500  SH             x         1       21,500
NOKIA CORP-SPON ADR          ADR      654902204 $3,066,696   133,800  SH             x         1      133,800
NORFOLK SOUTHERN CORP        COM      655844108 $1,012,000    20,000  SH             x         1       20,000
NVIDIA CORP                  COM      67066G104 $1,876,456    65,200  SH             x         1       65,200
NYSE EURONEXT                COM      629491101 $1,462,500    15,600  SH             x         1       15,600
OCCIDENTAL PETROLEUM CORP    COM      674599105 $2,564,120    52,000  SH             x         1       52,000
PACIFIC BASIN SHIPPING LTD   COM        B01RQM3 $1,629,250 1,900,000  SH             x         1    1,900,000
PARKER HANNIFIN CORP         COM      701094104 $1,398,222    16,200  SH             x         1       16,200
PENTAIR INC                  COM      709631105 $1,819,744    58,400  SH             x         1       58,400
PEPSICO INC                  COM      713448108 $2,459,772    38,700  SH             x         1       38,700
POWERSHARES QQQ              COM      73935A104 $1,649,787    37,900  SH             x         1       37,900
PRAXAIR INC                  COM      74005P104 $2,537,288    40,300  SH             x         1       40,300
PROCTER & GAMBLE CO          COM      742718109 $2,305,466    36,502  SH             x         1       36,502
QUALCOMM INC                 COM      747525103 $3,067,254    71,900  SH             x         1       71,900
ROPER INDUSTRIES INC         COM      776696106 $3,045,840    55,500  SH             x         1       55,500
RYLAND GROUP INC             COM      783764103 $  983,027    23,300  SH             x         1       23,300
SA SA INTERNATIONAL HLDGS    COM        6003401 $1,408,052 4,804,000  SH             x         1    4,804,000
SAMSUNG ELECTRONICS CO LTD   COM        6771720 $2,529,510     4,229  SH             x         1        4,229
SAP AG-SPONSORED ADR         ADR      803054204 $2,384,310    53,400  SH             x         1       53,400
SCHWAB (CHARLES) CORP        COM      808513105 $3,008,705   164,500  SH             x         1      164,500
SEAGATE TECHNOLOGY           COM        2166245 $2,138,940    91,800  SH             x         1       91,800
SINGAPORE EXCHANGE LTD       COM        6303866 $2,196,986   508,750  SH             x         1      508,750
THE WALT DISNEY CO.          COM      254687106 $2,196,634    63,800  SH             x         1       63,800
TIBCO SOFTWARE INC           COM      88632Q103 $2,485,284   291,700  SH             x         1      291,700
TOLL BROTHERS INC            COM      889478103 $1,875,530    68,500  SH             x         1       68,500
TOYOTA MOTOR CORP            COM        6900643 $2,506,197    39,100  SH             x         1       39,100
UBS AG-REG                   COM        B17MV57 $3,262,707    54,900  SH             x         1       54,900
URBAN CORP                   COM        6917762 $1,494,543   101,700  SH             x         1      101,700
URBAN OUTFITTERS INC         COM      917047102 $2,807,409   105,900  SH             x         1      105,900
WESTERN UNION CO             COM      959802109 $1,540,890    70,200  SH             x         1       70,200
XILINX INC                   COM      983919101 $2,102,141    81,700  SH             x         1       81,700
YAHOO! INC                   COM      984332106 $2,844,261    90,900  SH             x         1       90,900
ZIMMER HOLDINGS INC          COM      98956P102 $2,639,169    30,900  SH             x         1       30,900

THE FOLLOWING OPTIONS LISTED WITH RESPECT TO MANAGER ABOVE.